CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 1,427,651	$ 329,848	$ 486,792
Other current assets		573,751	1,232,195
Property, plant and equipment, net	5,819,544	6,023,826	6,597,635
Goodwill	8,019,849	8,019,861	7,992,700	$ 2,040,402
Other assets, long-term		19,864,796	20,189,256
Total assets	35,279,409	34,812,082	36,498,578
Current liabilities	2,760,457	2,520,362	3,711,911
Deferred tax liability	4,729,578	4,769,286	7,971,500
Liabilities, long-term		21,786,391	22,704,512
Total liabilities	29,647,786	29,076,039	34,387,923
Redeemable equity	234,637	231,290	68,147
Paid-in capital	4,682,646	4,665,229	3,003,554
Retained earnings (accumulated deficit)	713,848	840,636	(963,312)
Total stockholders' equity	5,396,986	5,504,753	2,042,508	$ 2,108,080
Total liabilities and stockholders' equity	$ 35,279,409	34,812,082	36,498,578
Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		273,329	486,792
Other current assets		580,231	1,218,127
Property, plant and equipment, net		6,063,829	6,597,635
Goodwill		7,996,760	7,992,700
Other assets, long-term		19,861,076	20,178,995
Total assets		34,775,225	36,474,249
Current liabilities		2,492,983	3,704,933
Deferred tax liability		4,775,115	7,966,815
Liabilities, long-term		21,779,997	22,704,512
Total liabilities		29,048,095	34,376,260
Redeemable equity		231,290	68,147
Paid-in capital		4,642,128	3,003,554
Retained earnings (accumulated deficit)		854,824	(975,978)
Total stockholders' equity		5,495,840	2,029,842
Total liabilities and stockholders' equity		34,775,225	36,474,249
Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		0	0
Other current assets		14,068	14,068
Property, plant and equipment, net		0	0
Goodwill		0	0
Other assets, long-term		10,261	10,261
Total assets		24,329	24,329
Current liabilities		6,978	6,978
Deferred tax liability		4,685	4,685
Liabilities, long-term		0	0
Total liabilities		11,663	11,663
Redeemable equity		0	0
Paid-in capital		0	0
Retained earnings (accumulated deficit)		12,666	12,666
Total stockholders' equity		12,666	12,666
Total liabilities and stockholders' equity		24,329	$ 24,329
Altice Technical Services | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		56,519
Other current assets		(20,548)
Property, plant and equipment, net		(40,003)
Goodwill		23,101
Other assets, long-term		(6,541)
Total assets		12,528
Current liabilities		20,401
Deferred tax liability		(10,514)
Liabilities, long-term		6,394
Total liabilities		16,281
Redeemable equity		0
Paid-in capital		23,101
Retained earnings (accumulated deficit)		(26,854)
Total stockholders' equity		(3,753)
Total liabilities and stockholders' equity		$ 12,528